UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-10389

Tax-Managed International Equity Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2014

Date of Reporting Period

Item 1. Reports to Stockholders

Tax-Managed International Equity Portfolio

April 30, 2014

Portfolio of Investments (Unaudited)

Common Stocks — 98.7%

Security	Shares	Value

Australia — 5.8%
AGL Energy, Ltd.	19,720	$289,489
Amcor, Ltd.	81,068	778,007
APA Group	9,919	61,481
Australia and New Zealand Banking Group, Ltd.	12,365	397,631
BHP Billiton, Ltd.	9,814	345,616
Caltex Australia, Ltd.	2,834	58,829
CFS Retail Property Trust Group	26,240	49,127
Commonwealth Bank of Australia	8,579	631,079
Computershare, Ltd.	6,596	76,030
Crown, Ltd.	5,308	79,427
CSL, Ltd.	5,507	351,073
Federation Centres	22,983	53,350
Flight Centre, Ltd.	1,174	58,881
Fortescue Metals Group, Ltd.	15,408	72,879
GPT Group	20,014	73,038
Harvey Norman Holdings, Ltd.	44,634	136,600
James Hardie Industries PLC CDI	5,348	68,659
Leighton Holdings, Ltd.	4,691	83,416
Metcash, Ltd.	15,823	40,876
National Australia Bank, Ltd.	10,650	350,677
Newcrest Mining, Ltd.(1)	16,991	165,716
Orica, Ltd.	11,816	241,147
Origin Energy, Ltd.	22,838	317,263
Orora, Ltd.	81,068	105,116
Rio Tinto, Ltd.	5,375	309,972
Seek, Ltd.	4,745	74,315
Tabcorp Holdings, Ltd.	17,246	59,769
Tatts Group, Ltd.	20,688	58,187
Telstra Corp., Ltd.	131,338	638,579
Toll Holdings, Ltd.	9,095	44,862
Transurban Group	16,374	110,587
Wesfarmers, Ltd.	1,468	58,425
Westfield Retail Trust	17,493	51,971
Westpac Banking Corp.	3,483	114,084
Woodside Petroleum, Ltd.	5,370	204,120
Woolworths, Ltd.	10,893	378,553

		$6,988,831

Austria — 0.9%
Andritz AG	832	$51,683
OMV AG	14,433	674,807
Raiffeisen Bank International AG	8,706	275,201
Verbund AG	2,497	48,413

		$1,050,104

Security	Shares	Value

Belgium — 3.7%
Ageas NV SA	1,164	$50,094
Anheuser-Busch InBev NV	13,471	1,468,283
Belgacom SA	13,840	423,608
Colruyt SA	7,459	421,773
Delhaize Group SA	915	68,134
Groupe Bruxelles Lambert SA	7,005	708,275
KBC Groep NV	1,451	88,544
Solvay SA	2,273	368,351
Telenet Group Holding NV	3,141	184,207
UCB SA	5,498	450,982
Umicore SA	5,226	256,172

		$4,488,423

Denmark — 4.3%
A.P. Moller-Maersk A/S, Class A	105	$238,546
A.P. Moller-Maersk A/S, Class B	150	358,089
Coloplast A/S, Class B	13,112	1,101,316
Danske Bank A/S	3,080	87,143
DSV A/S	13,873	463,347
Novo Nordisk A/S, Class B	36,172	1,641,702
Novozymes A/S, Class B	17,402	834,340
TDC A/S	14,081	132,233
Tryg A/S	2,372	225,277
William Demant Holding A/S(1)	1,810	162,198

		$5,244,191

Finland — 3.4%
Elisa Oyj	13,791	$412,147
Fortum Oyj	8,270	186,836
Kesko Oyj, Class B	2,175	89,028
Kone Oyj, Class B	22,222	952,556
Metso Oyj	3,262	131,295
Neste Oil Oyj	11,956	245,884
Nokia Oyj(1)	70,780	529,970
Nokian Renkaat Oyj	1,317	52,409
Orion Oyj, Class B	7,962	243,021
Sampo Oyj	11,184	555,840
Stora Enso Oyj	18,840	192,387
UPM-Kymmene Oyj	3,364	58,916
Valmet Corp.	3,262	38,114
Wartsila Oyj	6,606	368,780

		$4,057,183

France — 6.7%
ADP	1,564	$194,493
Air Liquide SA	7,276	1,040,959

15	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

France (continued)
AXA SA	2,207	$57,594
BNP Paribas SA	683	51,324
Carrefour SA	4,469	174,206
Christian Dior SA	768	158,020
CNP Assurances	2,759	63,649
Compagnie Generale des Etablissements Michelin, Class B	289	35,440
Credit Agricole SA(1)	6,298	99,373
Dassault Systemes SA	1,969	242,301
EDF SA	2,363	90,741
Essilor International SA	2,064	221,028
Eutelsat Communications SA	3,731	128,341
GDF Suez	14,024	353,453
Groupe FNAC SA(1)	53	2,535
Iliad SA	316	85,190
Imerys SA	879	77,191
JCDecaux SA	1,986	81,525
Kering SA	430	95,104
L’Oreal SA	1,643	283,163
Lagardere SCA	1,361	57,040
LVMH Moet Hennessy Louis Vuitton SA	5,415	1,066,724
Natixis	15,283	108,489
Orange SA	5,618	91,019
Pernod-Ricard SA	5,008	601,002
Renault SA	6,033	589,846
Safran SA	4,673	314,503
Sanofi	4,274	461,249
SES SA	2,704	101,876
Societe BIC SA	1,535	203,653
Societe Generale	1,376	85,693
Sodexo	2,236	241,074
Suez Environnement Co. SA	3,678	72,271
Total SA	5,116	366,020
Unibail-Rodamco SE	268	72,425
Vallourec SA	845	49,936
Veolia Environnement	2,686	50,110

		$8,068,560

Germany — 6.9%
Adidas AG	2,106	$225,135
BASF SE	1,621	188,045
Bayerische Motoren Werke AG	5,009	629,656
Beiersdorf AG	372	37,343
Celesio AG	1,831	63,635
Commerzbank AG(1)	8,618	153,669
Continental AG	655	154,124
Daimler AG	3,024	281,532

Security	Shares	Value

Germany (continued)
Deutsche Boerse AG	642	$47,080
Deutsche Lufthansa AG	3,987	100,125
Deutsche Post AG	10,201	384,914
Deutsche Telekom AG	13,301	223,471
E.ON AG	2,645	50,665
Fraport AG	937	69,298
Fresenius Medical Care AG & Co. KGaA	705	48,573
Hannover Rueckversicherung AG	1,152	107,346
HeidelbergCement AG	633	55,000
Henkel AG & Co. KGaA	6,135	630,790
Hochtief AG	629	58,645
Kabel Deutschland Holding AG	217	29,397
Linde AG	7,160	1,487,023
Muenchener Rueckversicherungs-Gesellschaft AG	256	59,177
Osram Licht AG(1)	7,536	395,635
Porsche Automobil Holding SE, PFC Shares	819	90,577
ProSiebenSat.1 Media AG	1,725	75,499
RWE AG	1,503	57,356
RWE AG, PFC Shares	1,456	42,009
Salzgitter AG	1,112	47,233
SAP AG	18,965	1,532,884
Siemens AG	1,047	138,120
ThyssenKrupp AG(1)	2,906	82,944
United Internet AG	11,282	484,665
Volkswagen AG	484	129,784
Volkswagen AG, PFC Shares	557	150,571

		$8,311,920

Hong Kong — 4.7%
ASM Pacific Technology, Ltd.	5,100	$56,671
Bank of East Asia, Ltd.	62,800	259,419
BOC Hong Kong (Holdings), Ltd.	116,500	344,843
Cathay Pacific Airways, Ltd.	120,000	227,097
Cheung Kong Infrastructure Holdings, Ltd.	45,000	293,787
CLP Holdings, Ltd.	41,000	327,772
Galaxy Entertainment Group, Ltd.(1)	100,000	790,066
Hang Seng Bank, Ltd.	51,700	845,393
HKT Trust and HKT, Ltd.	83,000	87,663
Hong Kong & China Gas Co., Ltd.	252,340	582,251
Hopewell Holdings, Ltd.	51,500	177,276
Li & Fung, Ltd.	56,000	81,512
Link REIT (The)	22,500	112,021
MGM China Holdings, Ltd.	14,000	48,828
MTR Corp., Ltd.	75,000	284,384
Orient Overseas (International), Ltd.	9,000	43,053
Power Assets Holdings, Ltd.	76,500	661,294

16	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Hong Kong (continued)
Sands China, Ltd.	7,600	$55,797
SJM Holdings, Ltd.	16,000	44,614
Wing Hang Bank, Ltd.	14,500	233,774
Wynn Macau, Ltd.	12,800	50,574

		$5,608,089

Ireland — 1.3%
CRH PLC	17,461	$508,352
Kerry Group PLC, Class A	12,840	1,013,367

		$1,521,719

Israel — 2.3%
Bank Hapoalim B.M.	75,290	$425,313
Bank Leumi Le-Israel B.M.(1)	89,574	350,483
Bezeq Israeli Telecommunication Corp., Ltd.	144,376	261,642
Delek Group, Ltd.	342	138,609
Israel Chemicals, Ltd.	15,194	134,851
Israel Corp., Ltd.(1)	179	101,079
Mizrahi Tefahot Bank, Ltd.	15,499	207,188
NICE Systems, Ltd.	6,472	280,098
Teva Pharmaceutical Industries, Ltd. ADR	17,561	858,030

		$2,757,293

Italy — 4.5%
Atlantia SpA	14,359	$374,037
Autogrill SpA(1)	7,979	76,593
Enel Green Power SpA	133,159	381,101
Enel SpA	21,568	122,160
ENI SpA	58,024	1,502,782
Fiat SpA(1)	5,795	69,961
Finmeccanica SpA(1)	17,382	160,860
Luxottica Group SpA	10,902	625,301
Pirelli & C. SpA	3,852	64,853
Snam Rete Gas SpA	128,366	772,114
Telecom Italia SpA(1)	64,684	83,121
Telecom Italia SpA, PFC Shares	365,898	363,693
Tenaris SA	5,930	131,087
Terna Rete Elettrica Nazionale SpA	113,704	616,012
UniCredit SpA	6,750	60,478

		$5,404,153

Japan — 11.8%
ABC-Mart, Inc.	1,400	$62,869
Air Water, Inc.	4,000	56,125

Security	Shares	Value

Japan (continued)
Aisin Seiki Co., Ltd.	900	$31,805
All Nippon Airways Co., Ltd.	51,000	111,371
Amada Co., Ltd.	7,000	50,625
Asahi Kasei Corp.	7,000	47,592
Bank of Kyoto, Ltd. (The)	17,000	138,517
Bank of Yokohama, Ltd. (The)	28,000	140,731
Bridgestone Corp.	1,000	35,805
Brother Industries, Ltd.	4,400	61,545
Calbee, Inc.	1,800	44,143
Canon, Inc.	1,500	47,002
Chiba Bank, Ltd. (The)	16,000	101,703
Chugai Pharmaceutical Co., Ltd.	9,800	247,341
Chugoku Bank, Ltd. (The)	18,000	238,614
Citizen Holdings Co., Ltd.	7,100	52,142
Coca-Cola West Co., Ltd.	2,800	48,731
Dai Nippon Printing Co., Ltd.	5,000	45,037
Daicel Chemical Industries, Ltd.	6,000	50,249
Daihatsu Motor Co., Ltd.	18,000	298,150
Denso Corp.	1,000	45,553
Electric Power Development Co., Ltd.	1,800	47,733
Fuji Electric Co., Ltd.	14,000	63,536
Fuji Heavy Industries, Ltd.	4,000	105,179
FUJIFILM Holdings Corp.	2,200	56,831
Gunma Bank, Ltd. (The)	39,000	207,296
Hachijuni Bank, Ltd. (The)	30,000	164,008
Hamamatsu Photonics K.K.	3,800	171,220
Hino Motors, Ltd.	5,000	65,871
Hiroshima Bank, Ltd. (The)	55,000	226,283
Hitachi Chemical Co., Ltd.	3,400	50,020
Hitachi Construction Machinery Co., Ltd.	3,500	64,948
Hitachi, Ltd.	8,000	57,031
Hoya Corp.	2,400	70,986
Ibiden Co., Ltd.	3,200	57,760
IHI Corp.	14,000	55,821
Isetan Mitsukoshi Holdings, Ltd.	5,100	63,465
Isuzu Motors, Ltd.	10,000	58,075
ITOCHU Techno-Solutions Corp.	1,500	62,684
Iyo Bank, Ltd. (The)	18,000	161,838
Japan Airlines Co., Ltd.	5,500	284,732
Japan Tobacco, Inc.	4,200	138,048
JFE Holdings, Inc.	1,600	29,570
Joyo Bank, Ltd. (The)	12,000	58,405
JSR Corp.	3,500	57,354
JTEKT Corp.	5,800	84,625
JX Holdings, Inc.	26,600	138,208
Kamigumi Co., Ltd.	19,000	181,114

17	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Japan (continued)
Kaneka Corp.	8,000	$46,923
Kansai Paint Co., Ltd.	18,000	251,655
Kao Corp.	4,900	184,472
Kawasaki Heavy Industries, Ltd.	22,000	81,654
KDDI Corp.	3,600	191,994
Keikyu Corp.	8,000	66,404
Keio Corp.	24,000	169,862
Keyence Corp.	500	192,881
Kikkoman Corp.	3,000	60,955
Kinden Corp.	5,000	46,032
Kintetsu Corp.	24,000	84,342
Kirin Holdings Co., Ltd.	6,000	83,100
Koito Manufacturing Co., Ltd.	3,000	65,249
Komatsu, Ltd.	1,500	33,024
Konami Corp.	2,100	47,889
Kubota Corp.	4,000	51,554
Kuraray Co., Ltd.	4,500	50,597
Kyowa Hakko Kirin Co., Ltd.	12,000	136,653
M3, Inc.	3,600	49,387
Makita Corp.	1,500	79,783
Mazda Motor Corp.	12,000	53,655
Medipal Holdings Corp.	4,100	57,668
MEIJI Holdings Co., Ltd.	1,000	61,367
Miraca Holdings, Inc.	1,300	56,352
Mitsubishi Electric Corp.	9,000	102,481
Mitsubishi Logistics Corp.	4,000	57,388
Mitsubishi Materials Corp.	20,000	58,011
Mitsubishi Tanabe Pharma Corp.	6,100	83,645
Mitsui Chemicals, Inc.	21,000	51,172
Mitsui O.S.K. Lines, Ltd.	19,000	63,385
MS&AD Insurance Group Holdings, Inc.	3,400	76,269
Murata Manufacturing Co., Ltd.	1,200	100,037
NGK Spark Plug Co., Ltd.	11,000	251,841
NHK Spring Co., Ltd.	5,300	47,975
Nintendo Co., Ltd.	400	41,984
Nippon Electric Glass Co., Ltd.	10,000	48,919
Nippon Meat Packers, Inc.	3,000	51,994
Nippon Telegraph & Telephone Corp.	1,400	77,690
Nippon Yusen KK	14,000	37,947
Nishi-Nippon City Bank, Ltd. (The)	47,000	106,906
Nisshin Seifun Group, Inc.	5,000	58,173
Nissin Foods Holdings Co., Ltd.	1,200	57,440
Nitori Holdings Co., Ltd.	2,400	110,085
Nitto Denko Corp.	3,000	129,888
NOK Corp.	3,200	52,316
NSK, Ltd.	9,000	94,615

Security	Shares	Value

Japan (continued)
NTT DoCoMo, Inc.	30,500	$486,492
Odakyu Electric Railway Co., Ltd.	12,000	105,351
OMRON Corp.	2,900	102,702
Ono Pharmaceutical Co., Ltd.	3,200	253,804
Oracle Corp. Japan	2,800	129,040
Osaka Gas Co., Ltd.	15,000	56,540
Panasonic Corp.	5,200	56,680
Rakuten, Inc.	9,100	118,078
Ricoh Co., Ltd.	4,000	46,092
Rinnai Corp.	2,000	166,677
ROHM Co., Ltd.	1,200	57,386
Sankyo Co., Ltd.	1,400	55,987
Santen Pharmaceutical Co., Ltd.	2,200	98,053
Seven Bank, Ltd.	7,400	28,055
Shikoku Electric Power Co., Inc.(1)	2,900	33,945
Shin-Etsu Chemical Co., Ltd.	1,900	111,458
Shinsei Bank, Ltd.	23,000	44,841
Shiseido Co., Ltd.	3,700	66,104
Shizuoka Bank, Ltd. (The)	26,000	248,430
SMC Corp.	200	47,611
SoftBank Corp.	2,700	201,091
Sony Corp.	2,800	49,156
Stanley Electric Co., Ltd.	2,200	48,761
Sumco Corp.	6,100	46,815
Sumitomo Chemical Co., Ltd.	21,000	78,784
Sumitomo Electric Industries, Ltd.	3,700	51,212
Sumitomo Metal Mining Co., Ltd.	5,000	75,523
Sumitomo Mitsui Trust Holding, Inc.	11,000	45,328
Suntory Beverage & Food, Ltd.	1,700	59,368
Suruga Bank, Ltd.	10,000	171,540
Suzuken Co., Ltd.	5,000	180,225
Suzuki Motor Corp.	2,100	54,180
Sysmex Corp.	5,200	164,850
Taiyo Nippon Sanso Corp.	8,000	63,766
Terumo Corp.	2,000	39,691
THK Co., Ltd.	2,500	52,841
Toho Gas Co., Ltd.	22,000	107,944
Tokyo Electric Power Co., Inc.(1)	12,500	47,278
Tokyo Electron, Ltd.	900	51,188
Tokyo Gas Co., Ltd.	22,000	115,267
TonenGeneral Sekiyu K.K.	23,000	217,254
TOTO, Ltd.	3,000	42,436
Toyo Seikan Kaisha, Ltd.	2,500	37,180
Toyo Suisan Kaisha, Ltd.	1,000	32,031
Toyoda Gosei Co., Ltd.	2,000	36,852
Toyota Boshoku Corp.	4,100	42,383

18	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Japan (continued)
Toyota Industries Corp.	1,100	$50,708
Toyota Motor Corp.	2,700	145,876
Tsumura & Co.	1,700	40,407
Unicharm Corp.	5,000	271,140
USS Co., Ltd.	10,400	151,592
Yakult Honsha Co., Ltd.	1,500	81,075
Yamaha Corp.	3,400	45,555
Yamaha Motor Co., Ltd.	6,600	101,883
Yamato Holdings Co., Ltd.	3,200	65,850
Yaskawa Electric Corp.	4,000	45,103
Yokogawa Electric Corp.	5,100	69,726
Yokohama Rubber Co., Ltd. (The)	5,000	44,660

		$14,241,749

Netherlands — 4.5%
Aegon NV	9,795	$89,785
Akzo Nobel NV	8,949	689,628
ASML Holding NV	14,163	1,155,901
Delta Lloyd NV	3,195	84,086
European Aeronautic Defence and Space Co. NV	3,366	231,379
Gemalto NV	562	62,835
Heineken Holding NV	4,039	258,139
Heineken NV	7,054	489,953
ING Groep NV(1)	6,256	89,428
Koninklijke Ahold NV	42,547	822,514
Koninklijke DSM NV	9,532	684,472
Koninklijke KPN NV(1)	16,902	60,050
Koninklijke Vopak NV	1,284	64,022
QIAGEN NV(1)	13,623	299,075
Randstad Holding NV	887	51,836
Reed Elsevier NV	11,930	243,501
STMicroelectronics NV	5,561	53,031

		$5,429,635

New Zealand — 0.5%
Auckland International Airport, Ltd.	71,354	$244,382
Contact Energy, Ltd.	23,324	114,566
Fletcher Building, Ltd.	17,648	150,067
Telecom Corporation of New Zealand, Ltd.	52,744	126,003

		$635,018

Norway — 2.9%
Aker Solutions ASA	18,065	$289,446
Gjensidige Forsikring ASA	6,519	120,306
Norsk Hydro ASA	58,621	314,396

Security	Shares	Value

Norway (continued)
Orkla ASA	20,563	$170,068
Seadrill, Ltd.	8,001	279,961
Statoil ASA	35,612	1,085,646
Subsea 7 SA	10,099	202,225
Telenor ASA	42,114	989,553
Yara International ASA	1,858	87,830

		$3,539,431

Portugal — 0.7%
Banco Espirito Santo SA(1)	39,242	$69,557
EDP-Energias de Portugal SA	73,323	356,178
Galp Energia SGPS SA, Class B	7,743	134,202
Jeronimo Martins SGPS SA	9,657	168,895
Portugal Telecom SGPS SA	20,164	83,775

		$812,607

Singapore — 4.1%
Ascendas Real Estate Investment Trust	60,000	$109,822
CapitaMall Trust	33,000	52,603
ComfortDelGro Corp., Ltd.	45,000	76,312
DBS Group Holdings, Ltd.	97,300	1,318,139
Jardine Cycle & Carriage, Ltd.	2,000	74,992
Noble Group, Ltd.	98,000	100,909
Olam International, Ltd.	129,000	230,190
Oversea-Chinese Banking Corp., Ltd.	102,000	786,642
Singapore Airlines, Ltd.	37,000	306,746
Singapore Press Holdings, Ltd.	33,000	110,351
Singapore Technologies Engineering, Ltd.	38,000	116,065
Singapore Telecommunications, Ltd.	235,000	719,832
StarHub, Ltd.	19,000	63,028
United Overseas Bank, Ltd.	33,000	574,369
UOL Group, Ltd.	51,000	261,847
Yangzijiang Shipbuilding Holdings, Ltd.	83,000	72,995

		$4,974,842

Spain — 4.8%
Abertis Infraestructuras SA	14,497	$326,321
Acciona SA	828	67,354
Acerinox SA	8,757	153,131
ACS Actividades de Construccion y Servicios SA	3,559	152,768
Amadeus IT Holding SA, Class A	12,461	518,259
CaixaBank SA	50,803	309,630
Distribuidora Internacional de Alimentacion SA	10,918	97,667
Enagas	17,193	529,695
Ferrovial SA	28,385	630,951

19	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Spain (continued)
Grifols SA	5,648	$301,928
Iberdrola SA	18,069	126,222
Indra Sistemas SA	7,412	139,212
Industria de Diseno Textil SA	4,511	677,764
International Consolidated Airlines Group SA(1)	17,117	117,132
Red Electrica Corp. SA	5,529	455,126
Repsol SA	14,951	402,547
Telefonica SA	40,287	676,101
Zardoya Otis SA	6,587	115,556

		$5,797,364

Sweden — 5.1%
Atlas Copco AB, Class A	1,766	$51,360
Getinge AB, Class B	3,273	95,928
Hennes & Mauritz AB, Class B	18,506	757,504
Holmen AB, Class B	6,671	235,773
Investor AB, Class B	14,100	546,175
Lundin Petroleum AB(1)	2,108	45,251
Millicom International Cellular SA SDR	2,789	276,431
Nordea Bank AB	68,825	997,315
Scania AB, Class B	5,767	175,699
Skandinaviska Enskilda Banken AB, Class A	37,448	517,266
Skanska AB, Class B	17,255	396,163
SKF AB, Class B	5,595	145,292
Svenska Cellulosa AB SCA, Class B	3,122	87,769
Swedbank AB, Class A	17,314	463,356
Tele2 AB, Class B	17,326	221,411
Telefonaktiebolaget LM Ericsson, Class B	11,670	140,722
TeliaSonera AB	135,801	988,503

		$6,141,918

Switzerland — 7.3%
Actelion, Ltd.(1)	5,582	$549,568
Adecco SA(1)	4,988	418,753
ARYZTA AG(1)	788	72,839
Baloise Holding AG	1,367	166,464
Compagnie Financiere Richemont SA, Class A	679	69,081
Credit Suisse Group AG(1)	2,430	77,037
Geberit AG	236	78,822
Givaudan SA(1)	157	247,773
Lonza Group AG(1)	774	81,007
Nestle SA	21,922	1,694,226
Novartis AG	13,636	1,185,412
Roche Holding AG PC	3,945	1,157,250
Schindler Holding AG	2,365	360,994

Security	Shares	Value

Switzerland (continued)
Sonova Holding AG(1)	2,558	$369,541
Sulzer AG	795	122,670
Swatch Group, Ltd. (The)	458	55,262
Swatch Group, Ltd. (The), Bearer Shares	638	410,260
Swiss Life Holding AG(1)	399	98,304
Swiss Reinsurance Co., Ltd.	7,299	638,232
Swisscom AG	1,047	636,973
Transocean, Ltd.	1,218	52,032
Zurich Insurance Group AG(1)	830	238,010

		$8,780,510

United Kingdom — 12.5%
Aberdeen Asset Management PLC	14,295	$105,732
Anglo American PLC	9,686	258,937
Associated British Foods PLC	8,893	446,522
AstraZeneca PLC	6,335	500,051
Aviva PLC	83,894	747,646
BAE Systems PLC	30,618	207,145
Barclays PLC	129,770	554,123
BHP Billiton PLC	4,062	131,870
BP PLC	105,443	890,267
Bunzl PLC	2,862	81,543
Burberry Group PLC	18,459	463,584
Capita PLC	9,433	172,977
Centrica PLC	140,577	784,003
Cobham PLC	38,227	199,425
Coca-Cola HBC AG	8,092	205,072
Compass Group PLC	7,989	127,256
Croda International PLC	1,406	61,238
Diageo PLC	26,228	803,621
easyJet PLC	2,461	68,095
Experian PLC	4,935	94,885
GKN PLC	13,143	85,443
GlaxoSmithKline PLC	3,480	96,154
HSBC Holdings PLC	40,207	410,819
Kingfisher PLC	10,578	74,854
Lloyds Banking Group PLC(1)	451,225	575,408
Marks & Spencer Group PLC	23,568	176,202
Melrose Industries PLC	38,521	186,021
National Grid PLC	9,123	129,667
Next PLC	1,363	150,369
Old Mutual PLC	157,158	531,207
Prudential PLC	6,666	153,245
Randgold Resources, Ltd.	2,371	190,588
Reed Elsevier PLC	7,665	113,041
Rexam PLC	14,205	119,094

20	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

United Kingdom (continued)
Rio Tinto PLC	4,728	$257,050
Rolls-Royce Holdings PLC(1)	6,194	110,021
Rolls-Royce Holdings PLC, PFC Shares(1)	829,996	1,402
Royal Dutch Shell PLC, Class A	29,315	1,158,945
Sage Group PLC (The)	21,582	155,681
Schroders PLC	2,674	115,640
Serco Group PLC	28,822	164,277
Severn Trent PLC	1,894	59,039
Shire PLC	2,773	158,593
Smiths Group PLC	9,498	214,405
SSE PLC	4,577	118,025
Standard Chartered PLC	21,102	457,011
Tesco PLC	91,836	454,949
Travis Perkins PLC	7,798	225,131
TUI Travel PLC	8,349	60,390
Tullow Oil PLC	12,708	189,035
Unilever PLC	4,839	216,463
United Utilities Group PLC	4,978	66,959
Vodafone Group PLC	98,455	373,795
Whitbread PLC	4,692	323,635
WM Morrison Supermarkets PLC	24,517	83,227
Wolseley PLC	4,126	239,078

		$15,098,855

Total Common Stocks (identified cost $94,502,503)		$118,952,395

Short-Term Investments — 0.1%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(2)	$133	$133,170

Total Short-Term Investments (identified cost $133,170)		$133,170

Total Investments — 98.8% (identified cost $94,635,673)		$119,085,565

Other Assets, Less Liabilities — 1.2%		$1,473,056

Net Assets — 100.0%		$120,558,621

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	–	American Depositary Receipt
CDI	–	CHESS Depositary Interest
PC	–	Participation Certificate
PFC Shares	–	Preference Shares
SDR	–	Swedish Depositary Receipt

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2014.

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
Euro	37.3%	$44,941,668
British Pound Sterling	12.5	15,098,855
Japanese Yen	11.8	14,241,749
Swiss Franc	7.3	8,780,510
Australian Dollar	5.8	6,988,831
Swedish Krona	5.1	6,141,918
Hong Kong Dollar	4.7	5,608,089
Danish Krone	4.3	5,244,191
Singapore Dollar	4.1	4,974,842
Norwegian Krone	2.9	3,539,431
Israeli Shekel	1.6	1,899,263
Other currency, less than 1% each	1.4	1,626,218

Total Investments	98.8%	$119,085,565

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	17.3%	$20,874,030
Industrials	12.2	14,690,581
Consumer Discretionary	11.0	13,285,918
Consumer Staples	10.7	12,865,198
Materials	10.2	12,347,669
Health Care	9.8	11,805,390
Telecommunication Services	7.5	8,975,088
Energy	7.3	8,788,442
Utilities	6.9	8,274,856
Information Technology	5.8	7,045,223
Short-Term Investments	0.1	133,170

Total Investments	98.8%	$119,085,565

21	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2014

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2014
Unaffiliated investments, at value (identified cost, $94,502,503)	$118,952,395
Affiliated investment, at value (identified cost, $133,170)	133,170
Foreign currency, at value (identified cost, $356,262)	357,781
Dividends receivable	452,264
Interest receivable from affiliated investment	18
Tax reclaims receivable	774,702
Total assets	$120,670,330

Liabilities
Payable to affiliates:
Investment adviser fee	$73,415
Trustees’ fees	455
Accrued expenses	37,839
Total liabilities	$111,709
Net Assets applicable to investors’ interest in Portfolio	$120,558,621

Sources of Net Assets
Investors’ capital	$96,019,098
Net unrealized appreciation	24,539,523
Total	$120,558,621

22	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2014

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2014
Dividends (net of foreign taxes, $187,957)	$2,334,480
Interest allocated from affiliated investment	201
Expenses allocated from affiliated investment	(25)
Total investment income	$2,334,656

Expenses
Investment adviser fee	$433,292
Trustees’ fees and expenses	2,800
Custodian fee	57,072
Legal and accounting services	18,932
Miscellaneous	10,870
Total expenses	$522,966
Deduct —
Reduction of custodian fee	$2
Total expense reductions	$2

Net expenses	$522,964

Net investment income	$1,811,692

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$58,940
Investment transactions allocated from affiliated investment	2
Foreign currency transactions	14,177
Net realized gain	$73,119
Change in unrealized appreciation (depreciation) —
Investments	$5,358,577
Foreign currency	13,657
Net change in unrealized appreciation (depreciation)	$5,372,234

Net realized and unrealized gain	$5,445,353

Net increase in net assets from operations	$7,257,045

23	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2014

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013
From operations —
Net investment income	$1,811,692	$2,470,621
Net realized gain from investment and foreign currency transactions	73,119	3,675,955
Net change in unrealized appreciation (depreciation) from investments and foreign currency	5,372,234	14,837,185
Net increase in net assets from operations	$7,257,045	$20,983,761
Capital transactions —
Contributions	$2,087,314	$4,862,027
Withdrawals	(3,821,508)	(14,101,255)
Net decrease in net assets from capital transactions	$(1,734,194)	$(9,239,228)

Net increase in net assets	$5,522,851	$11,744,533

Net Assets
At beginning of period	$115,035,770	$103,291,237
At end of period	$120,558,621	$115,035,770

24	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2014

Supplementary Data

	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2013	2012	2011	2010	2009
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.90	%(2)	0.94%	1.03%	1.13%	1.13%	1.12	%(3)
Net investment income	3.13	%(2)(4)	2.28%	2.60%	1.67%	1.30%	2.30%
Portfolio Turnover	2	%(5)	30%	117%	41%	72%	57%

Total Return	6.35	%(5)	21.20%	10.24%	(9.16)%	5.48%	16.92%

Net assets, end of period (000’s omitted)	$120,559		$115,036	$103,291	$108,855	$174,638	$193,608

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)

The investment adviser waived a portion of its investment adviser fee (equal to less than 0.005% of average daily net assets for the year ended October 31, 2009). All of the waiver was borne by the sub-adviser.

(4)	Includes special dividends equal to 0.75% of average daily net assets.

(5)	Not annualized.

25	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2014

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Tax-Managed International Equity Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term, after-tax returns by investing in a diversified portfolio of foreign equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2014, Parametric Tax-Managed International Equity Fund and Eaton Vance Tax-Managed Equity Asset Allocation Fund held an interest of 38.0% and 62.0%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Debt Obligations. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

26

Tax-Managed International Equity Portfolio

April 30, 2014

Notes to Financial Statements (Unaudited) — continued

As of April 30, 2014, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2014 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.75% of the Portfolio’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million or over, the annual fee is reduced. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by the vote of a majority of the holders of interest in the Portfolio. For the six months ended April 30, 2014, the Portfolio’s investment adviser fee amounted to $433,292 or 0.75% (annualized) of the Portfolio’s average daily net assets. Pursuant to a sub-advisory agreement, BMR pays Parametric Portfolio Associates LLC (Parametric), a majority-owned subsidiary of Eaton Vance Corp., a portion of its adviser fee for sub-advisory services provided to the Portfolio. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2014, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $2,503,362 and $2,354,233, respectively, for the six months ended April 30, 2014.

27

Tax-Managed International Equity Portfolio

April 30, 2014

Notes to Financial Statements (Unaudited) — continued

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$95,177,123

Gross unrealized appreciation	$25,672,503
Gross unrealized depreciation	(1,764,061)

Net unrealized appreciation	$23,908,442

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2014.

6  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

7  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

28

Tax-Managed International Equity Portfolio

April 30, 2014

Notes to Financial Statements (Unaudited) — continued

At April 30, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Asia/Pacific	$110,587	$32,337,942		$—	$32,448,529
Developed Europe	—	83,746,573		—	83,746,573
Developed Middle East	858,030	1,899,263		—	2,757,293

Total Common Stocks	$968,617	$117,983,778	*	$—	$118,952,395
Short-Term Investments	$—	$133,170		$—	$133,170

Total Investments	$968,617	$118,116,948		$—	$119,085,565

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2013 whose fair value was determined using Level 3 inputs. At April 30, 2014, the value of investments transferred between Level 1 and Level 2 during the six months then ended was not significant.

29

Parametric Tax-Managed International Equity Fund

April 30, 2014

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 28, 2014, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2014, as well as information considered throughout the year at meetings of the Board and its committees. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

30

Parametric Tax-Managed International Equity Fund

April 30, 2014

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

Over the course of the twelve-month period ended April 30, 2014, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, seventeen, eleven, six and ten times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement. In evaluating each advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Tax-Managed International Equity Portfolio (the “Portfolio”), the portfolio in which Parametric Tax-Managed International Equity Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”) and the sub-advisory agreement with Parametric Portfolio Associates LLC (the “Sub-adviser”), each an affiliate of Eaton Vance Management, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement and the sub-advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement and the sub-advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. With respect to the Adviser, the Board considered the Adviser’s responsibilities supervising the Sub-adviser. The Board noted the Adviser’s in-house equity research capabilities and experience in managing funds that seek to maximize after-tax returns. With respect to the Sub-adviser, the Board noted the Sub-adviser’s experience in deploying quantitative-based investment strategies. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

31

Parametric Tax-Managed International Equity Fund

April 30, 2014

Board of Trustees’ Contract Approval — continued

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and the sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2013 for the Fund. The Board notes that actions have been taken by the Adviser to improve Fund performance, including the engagement of the Sub-Adviser in May 2012, and concluded that additional time is required to evaluate the effectiveness of such actions.

Management Fees and Expenses

The Board reviewed contractual fee rates for investment advisory and administrative services payable by the Portfolio and by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2013, as compared to a group of similarly managed funds selected by an independent data provider. The Board noted that the Adviser had waived fees and/or paid expenses for the Fund. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services to be provided by the Adviser and the Sub-adviser, the Board concluded that the management fees to be charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their relationship with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services to be rendered, the profits expected to be realized by the Adviser and its affiliates, including the Sub-adviser, are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

32

Parametric Tax-Managed International Equity Fund

April 30, 2014

Officers and Trustees

Officers of Parametric Tax-Managed International Equity Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Tax-Managed International Equity Portfolio

Thomas E. Faust Jr.

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Parametric Tax-Managed International Equity Fund and Tax-Managed International Equity Portfolio

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Allen R. Freedman

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Harriett Tee Taggart

*	Interested Trustee

33

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.

34

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Investment Adviser of Tax-Managed International Equity Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Sub-Adviser of Tax-Managed International Equity Portfolio

Parametric Portfolio Associates LLC

1918 Eighth Avenue, Suite 3100

Seattle, WA 98101

Administrator of Parametric Tax-Managed International Equity Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 260-0761

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7689    4.30.14

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed International Equity Portfolio

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President

Date: June 6, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: June 6, 2014

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President

Date: June 6, 2014